Note 3 - Earnings Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Net Income (Loss)	$ (458,166)	$ (595,418)	$ (4,490,972)	$ (4,480,544)
Weighted-average common stock Outstanding - basic	161,878,686	149,069,490	155,866,313	97,393,209
Equivalents
Stock options	0	0	0	0
Warrants	0	0	0	0
Convertible Notes	0	902,520	0	662,889
Weighted-average common shares outstanding - Diluted	161,878,686	149,972,010	155,866,313	98,056,098